CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Statements of Operations and Comprehensive Income/(Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expenses:
Research and development, net	$ (9,158)	$ (11,627)	$ (8,881)
Selling and marketing	(10,843)	(9,488)	(9,174)
General and administrative	(13,861)	(12,143)	(12,244)
Net (loss)/income from operations	5,228	(10,874)	(5,706)
Other income:
Gain on disposal of a subsidiary	1,319	6	1,472
Others, net	887	369	169
Net(loss)/income before income taxes and equity in (loss)/gain of an equity investee	7,122	(9,429)	(3,850)
Income tax expense	(823)	(692)	(210)
Net (Loss)/income attributable to Vimicro International Corporation	4,697	(8,418)	(619)
Net(loss)/income	9,851	(8,749)	(7,256)
Other comprehensive income/(loss):
Deferred income received from disposal of a subsidiary	(1,267)
Reclassification of foreign currency translation adjustment into earnings due to disposal of a subsidiary, net of taxes			(1,468)
Total other comprehensive loss	(1,252)	542	(1,530)
Comprehensive(loss)/income	8,599	(8,207)	(8,786)
The company [Member]
Operating expenses:
Research and development, net
Selling and marketing
General and administrative	(745)	(1,376)	(1,638)
Net (loss)/income from operations	(745)	(1,376)	(1,638)
Other income:
Interest income	1		1
Interest expense		(5)	(12)
Gain on disposal of a subsidiary			1,133
Others, net	168	159	159
Net(loss)/income before income taxes and equity in (loss)/gain of an equity investee	(576)	(1,222)	(357)
Income tax expense			(41)
Net (Loss)/income attributable to Vimicro International Corporation	(576)	(1,222)	(398)
Share of net (loss)/income of subsidiaries	5,273	(7,196)	(221)
Net(loss)/income	4,697	(8,418)	(619)
Net (loss)/income attributable to ordinary shareholders	4,697	(8,418)	(619)
Other comprehensive income/(loss):
Foreign currency translation adjustment	69	(7)	12
Deferred income received from disposal of a subsidiary	(1,267)
Reclassification of foreign currency translation adjustment into earnings due to disposal of a subsidiary, net of taxes			(1,468)
Total other comprehensive loss	(1,198)	(7)	(1,456)
Comprehensive(loss)/income	$ 3,499	$ (8,425)	$ (2,075)